Commitments and Contingencies (Details Narrative) (10Q)			6 Months Ended		12 Months Ended
	Jun. 18, 2015 USD ($) ft²	Jun. 05, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Other Commitments [Line Items]
Lease expiration date		Jan. 31, 2017
Sublease rent expense		$ 5,000
Rent expense			$ 141,721	$ 67,937	$ 182,952	$ 59,747
Lease Agreement [Member]
Other Commitments [Line Items]
Area of square feet | ft²	25,788
Operating lease period	38 months
Lease expiration date	Oct. 31, 2018
Operating leases rent expense	$ 16,504